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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               February 14, 2011
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:     $265,399
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   --- ---   --- ----  -------  --------   ----    ------  -----
CAPITALSOURCE INC             COM              14055X102    2,545      358,400    SH        Other     1      358,400
CHEMTURA CORP                 COM NEW          163893209   13,486      843,935    SH        Other     1      843,935
CIT GROUP INC                 COM NEW          125581801   15,084      320,250    SH        Other     1      320,250
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    5,929      422,300    SH        Other     1      422,300
DYNEGY INC DEL                COM              26817G300    5,620    1,000,000    SH        Other     1    1,000,000
EQUINIX INC                   NOTE 3.000%10/1  29444UAG1   31,954   31,700,000   PRN        Other     1   31,700,000
GRAPHIC PACKAGING HLDG CO     COM              388689101      470      120,800    SH        Other     1      120,800
ISHARES TR                    RUSSELL 2000     464287655   46,944      600,000    SH  PUT   Other     1      600,000
MASCO CORP                    COM              574599106    8,646      682,933    SH        Other     1      682,933
PACKAGING CORP AMER           COM              695156109   12,589      487,200    SH        Other     1      487,200
SPDR S&P 500 ETF TR           TR UNIT          78462F103   78,594      625,000    SH  PUT   Other     1      625,000
SPDR SERIES TRUST             S&P RETAIL ETF   78464A714   17,410      360,000    SH  PUT   Other     1      360,000
SMURFIT-STONE CONTAINER CORP  COM              83272A104    7,314      285,708    SH        Other     1      285,708
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5   11,014    9,916,000   PRN        Other     1    9,916,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209    7,800      295,000    SH        Other     1      295,000